PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2017
PREPAID EXPENSES AND OTHER CURRENT ASSETS [abstract]
Disclosure of prepaid expenses and other current assets

15.     PREPAID EXPENSES AND OTHER CURRENT ASSETS

	December 31,
	2016	2017
	RMB	RMB

Other receivables	26,056	17,704
Advances to suppliers	3,749	4,901
Value-added input tax to be deducted	18,055	17,926
Prepaid income tax	1,145	398
Derivative financial instruments	762	526

	49,767	41,455